Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Registrant Name	Galaxy Digital Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42655
Entity Tax Identification Number	87-0836313
Entity Address, Address Line One	300 Vesey Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	212
Local Phone Number	390-9216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 Par Value
Trading Symbol	GLXY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001859392
Amendment Flag	false